Income Statements R$ in Thousands	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 $ / shares	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 $ / shares	Dec. 31, 2019 BRL (R$)
Profit or loss [abstract]
Net operating revenue		R$ 19,491,061		R$ 17,797,541		R$ 17,983,654
Operating costs		(12,800,042)		(11,179,667)		(10,137,637)
Gross profit		6,691,019		6,617,874		7,846,017
Selling expenses		(825,879)		(751,286)		(803,404)
Allowance for doubtful accounts		(643,730)		(444,826)		(128,099)
Administrative expenses		(1,124,069)		(1,051,181)		(1,187,844)
Other operating income (expenses), net		(21,841)		107,656		(18,748)
Equity results of investments in affiliaties		22,079		14,136		3,701
Profit from operations before finance income (expenses) and income tax and social contribution		4,097,579		4,492,373		5,711,623
Financial expenses		(1,448,295)		(1,324,759)		(1,173,425)
Financial revenues		472,408		336,731		372,842
Exchange result, net		48,464		(2,178,343)		(233,098)
Financial result, net		(927,423)		(3,166,371)		(1,033,681)
Profit before income tax and social contribution		3,170,156		1,326,002		4,677,942
Income tax and social contribution
Current		(961,556)		(460,721)		(1,155,463)
Deferred		97,269		108,037		(154,962)
Income tax and social contribution		(864,287)		(352,684)		(1,310,425)
Profit for the year		R$ 2,305,869		R$ 973,318		R$ 3,367,517
Earnings per share – basic and diluted (in reais) | $ / shares	$ 3.37		$ 1.42		$ 4.93